Revenue Recognition (Tables)	3 Months Ended
Mar. 31, 2020
Revenue Recognition [Abstract]
Schedule of disaggregation of revenues
	Three Months Ended March 31, 2020	Three Months Ended March 31, 2019
Sales at company owned stores	$31,036,819	$12,405,923

E-commerce sales	1,944,687	681,299
Total Revenues	$32,981,506	$13,087,222

Schedule of customer trade receivables and customer deposit liability

	Receivables	Customer Deposit Liability
Opening balance, 1/1/2020	$4,455,209	$2,503,785
Closing balance, 3/31/2020	4,575,300	3,554,469
Increase (decrease)	$120,091	$1,050,684

Opening balance, 1/1/2019	$862,397	$516,038
Closing balance, 3/31/2019	1,077,706	697,582
Increase (decrease)	$215,309	$181,544